104 STKR 10/98

                        SUPPLEMENT DATED OCTOBER 27, 1998
                             TO THE ANNUAL REPORT OF

                             TEMPLETON FOREIGN FUND
                              DATED AUGUST 31, 1998

Please note that the average annual total return for the one-year period for Class II shares was incorrectly reported on page 15. The figure, which reads 20.06%, should read -20.06%.

We apologize for this error. Please keep this amendment with your Templeton Foreign Fund annual report for future reference. If you have questions about the annual report, please contact Fund Information at 1-800/342-5236.